Net (Loss) Income per Share - Additional Information (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Weighted average anti-dilutive shares excludes from computation of earnings per share	1,474,893	132,918	1,474,893	126,433	550,675	491,668